UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
Check Here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):	[   ] is a restatement
					[   ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:		ACG Management LP
Address		17 State Street, 35th Floor
		New York, NY 10004


	13F File Number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager

Name:		Kelly Ireland
Title		CFO
Phone		212 909 2350
Signature Place and Date of Signing:
Kelly Ireland,		New York, NY	June 6th 2001

Report Type (Check only one):
[X  ]		13F Holdings Report
[   ]		13F Notice
[   ]		13F Combination Report

List of other Managers Reporting for this Manager

FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers:	0
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:
List of other Included Managers:
No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              02364J104    11925   297000 SH       SOLE                   297000
ASM Lithography                COM              N07059111      651    30000 SH       SOLE                    30000
AT&T Corp Liberty Media Group  COM              001957208      840    60000 SH       SOLE                    60000
Abbott Labs                    COM              002824100     3350    71000 SH       SOLE                    71000
Altera Corp Com                COM              021441100      965    45000 SH       SOLE                    45000
Amer Express Co                COM              025816109     4097    99200 SH       SOLE                    99200
Amgen                          COM              031162100     1806    30000 SH       SOLE                    30000
Apple Computer Inc Com         COM              037833100     2207   100000 SH       SOLE                   100000
Applied Materials Inc          COM              038222105     1522    35000 SH       SOLE                    35000
Automatic Data Processing Inc  COM              053015103      976    17950 SH       SOLE                    17950
Boston Scientific Corp         COM              101137107     4036   200000 SH       SOLE                   200000
Charles Schwab Corp            COM              808513105     4240   275000 SH       SOLE                   275000
Ciena Corp                     COM              171779101     1670    40000 SH       SOLE                    40000
Cisco Sys Inc                  COM              17275R102     3346   211600 SH       SOLE                   211600
Citigroup Inc                  COM              172967101    11258   250299 SH       SOLE                   250299
Clear Channel Communications I COM              184502102     5173    95000 SH       SOLE                    95000
Conexant Systems Inc           COM              207142100      712    79700 SH       SOLE                    79700
Dell Computer Corp             COM              247025109     3211   125000 SH       SOLE                   125000
E M C Corp                     COM              268648102     1420    48300 SH       SOLE                    48300
Emmis Communications Corporati COM              291525103      633    25000 SH       SOLE                    25000
Freddie Mac                    COM              313400301     2917    45000 SH       SOLE                    45000
Gateway Inc                    COM              367626108     6313   375550 SH       SOLE                   375550
Gemstar-Tv Guide Int           COM              36866W106     1792    62346 SH       SOLE                    62346
General Elec Co                COM              369604103     1308    31250 SH       SOLE                    31250
Gillette Co                    COM              375766102      623    20000 SH       SOLE                    20000
Goldman Sachs Group Inc        COM              38141G104     4255    50000 SH       SOLE                    50000
Human Genome Sciences Inc.     COM              444903108      368     8000 SH       SOLE                     8000
Immunex Corporation            COM              452528102      286    20000 SH       SOLE                    20000
JP Morgan Chase & Co.          COM              46625H100     3143    70000 SH       SOLE                    70000
Lam Resh Corp Com              COM              512807108     1128    47500 SH       SOLE                    47500
Lexmark Intl Group Inc         COM              529771107     2959    65000 SH       SOLE                    65000
Lilly Eli & Co                 COM              532457108     3066    40000 SH       SOLE                    40000
Lodgenet Entmt Corp Com        COM              540211109     1170    80000 SH       SOLE                    80000
Lucent Technologies Inc        COM              549463107     2492   250000 SH       SOLE                   250000
MBNA Corp Com                  COM              55262L100     6934   209500 SH       SOLE                   209500
Mckesson Hboc Inc              COM              58155Q103     1070    40000 SH       SOLE                    40000
Medtronic Inc Com              COM              585055106     2054    44900 SH       SOLE                    44900
Merck & Co Inc                 COM              589331107     5465    72000 SH       SOLE                    72000
Millennium Pharmaceuticals Inc COM              599902103      743    24400 SH       SOLE                    24400
Motorola Inc Com               COM              620076109     2995   210000 SH       SOLE                   210000
Nextel Communications          COM              65332V103     1006    70000 SH       SOLE                    70000
Nokia Corp Adr Shrs            COM              654902204     3000   125000 SH       SOLE                   125000
Northern Tr Corp               COM              665859104     4444    71100 SH       SOLE                    71100
Pfizer Inc                     COM              717081103     5733   140000 SH       SOLE                   140000
Procter & Gamble Co            COM              742718109      626    10000 SH       SOLE                    10000
Qualcomm Inc                   COM              747525103     3103    54800 SH       SOLE                    54800
Read Rite                      COM              755246105     1658   200000 SH       SOLE                   200000
Rent-Way Inc                   COM              76009U104      792   153200 SH       SOLE                   153200
Starbucks Cor                  COM              855244109     3183    75000 SH       SOLE                    75000
Sun Microsystems Inc.          COM              866810104     2767   180000 SH       SOLE                   180000
Teradyne Inc                   COM              880770102      990    30000 SH       SOLE                    30000
Texas Instruments Inc          COM              882508104     3724   120200 SH       SOLE                   120200
Vaxgen Inc Com Stk             COM              922390208      810    40000 SH       SOLE                    40000
Veritas Software               COM              923436109      462    10000 SH       SOLE                    10000
Viacom Inc                     COM              925524308     6050   137595 SH       SOLE                   137595
WorldCom Inc.                  COM              98157D106      934    50000 SH       SOLE                    50000
Xilinx Inc                     COM              983919101     1405    40000 SH       SOLE                    40000
Midcap SPDR Trust - Ser 1 Quar COM              595635103      675     8000 SH       SOLE                     8000
S & P Depository Receipts Tr U COM              78462F103     4376    37500 SH       SOLE                    37500